NET INCOME PER ORDINARY SHARE:	6 Months Ended
Jun. 30, 2022
NET INCOME PER ORDINARY SHARE:
NET INCOME PER ORDINARY SHARE:

NOTE 13 – NET INCOME PER ORDINARY SHARE:

Basic net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, including unexercised vested options with a zero exercise price, net of treasury shares.

Diluted net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, while giving effect to all potentially dilutive ordinary shares to the extent they are dilutive.

Basic and diluted net income per ordinary share takes into account deduction of amounts attributable to participating securities, in conformity with the "two-class" method.

Moreover, the 2019 ordinary shares’ conversion into ordinary shares was contingent upon certain deemed liquidation events, for which we assessed their occurrence at the end of each reporting period. If the contingency was met, their potential dilution was computed using the “if-converted” method.

The 2019 ordinary shares’ contingency was met on June 28, 2021, as part of the Recapitalization, following which the 2019 ordinary shares were converted into the Company's ordinary shares. The 2019 ordinary shares were excluded from the computation of net income per ordinary share, for the six months ended June 30, 2021, due to their anti-dilutive effect.

Following the Recapitalization, the Company has two classes of issued and outstanding ordinary shares: Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and holders of Class B ordinary shares have substantially identical rights, except for different voting rights, with holders of Class A ordinary shares entitled to one vote per share while holders of Class B ordinary shares are entitled to five votes per share. As such, basic and diluted income per ordinary share of Class A ordinary shares and Class B ordinary shares are identical. Class B ordinary shares will be automatically converted automatically on a one-for-one basis into a Class A ordinary share upon sale or transfer (other than excluded transfers to certain parties that are related to or affiliated with the shareholder).

NOTE 13 – NET INCOME PER ORDINARY SHARE (continued):

The following table sets forth the computation of basic and diluted net income per ordinary share, attributable to our ordinary shares (U.S. dollars in thousands, except share and per share data):

	Six Months Ended June 30,
	2022	2021
Basic net income per ordinary share
Numerator:
Net income	$26,498	$20,248
Amount allocated to participating 2019 shareholders	—	(5,562)
Amount allocated to contingently returnable shares issued in connection with acquisitions	(40)	—
Net income, attributable to ordinary shares	26,458	14,686

Denominator:
Weighted-average number of ordinary shares outstanding	1,018,784,260	652,122,890

Basic net income, attributable to ordinary shares	$0.03	$0.02

Diluted net income per ordinary share
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	54,830,450	76,218,322
RSUs	176,345	988,517
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	1,073,791,056	729,329,729
Diluted net income, attributable to ordinary shares	$0.02	$0.02

NOTE 13 – NET INCOME PER ORDINARY SHARE (continued):

The following weighted-average amounts of securities were excluded from the computation of diluted net income per ordinary share:

	Six Months Ended June 30,
	2022	2021
Options	21,033,355	65,432
RSUs	15,982,328	25,000
Contingently returnable shares	1,540,350	—
2019 ordinary shares (*)	—	246,871,957
(*)

The weighted-average number of ordinary shares that were excluded from the computation of diluted net income per ordinary share is based on the number of ordinary shares for which the 2019 ordinary shares were converted into following the Recapitalization. The 2019 ordinary shares' contingent conversion was triggered on June 28, 2021, as part of the Recapitalization.